Bernard Brick Vice President & Counsel State Street 100 Summer Street SUM0703 Boston, MA 02111 617-662-1741 bjbrick@statestreet.com

March 21, 2017

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)
Registration Nos. 33-22884/811-05577

Dear Sir/Madam:

On behalf of the Registrant, enclosed for filing, pursuant to Rule 497(c) under the Securities Act of 1933, as amended, please find exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus, filed on February 28, 2017, for the International Secured Options Portfolio.

If there are any questions concerning this filing, please call me directly at (617) 662-1741.

Sincerely,

/s/Bernard Brick

Bernard Brick

Vice President & Counsel